Transactions and Balances with Related Parties (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Transactions And Balances With Related Parties
Research and development expenses	$ 75
General and administrative	769	1	51
Other expenses			$ 26